Transactions with Related Parties, Management Fees (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Related Party Expenses [Abstract]
Management fees - related party	$ 285	$ 1,741	$ 1,421
Related Party [Member]
Related Party Expenses [Abstract]
Management fees - related party	285	1,741	1,421
Related Party [Member] | Seanergy [Member]
Related Party Expenses [Abstract]
Management fees - related party	203	935	760
Related Party [Member] | Seanergy Shipmanagement [Member]
Related Party Expenses [Abstract]
Management fees - related party	$ 82	$ 806	$ 661